Offerings - Offering: 1	Nov. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1.31
Maximum Aggregate Offering Price	$ 1,965,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 271.37
Offering Note	1(a). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement ("Registration Statement") shall also cover any additional shares of common stock that become issuable under the above-named plans, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of common stock, as applicable. 1(b). Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Market on November 11, 2025, which date is within five business days prior to the filing of the Registration Statement to which this exhibit is attached. 1(c). Represents 1,500,000 shares of the Registrant's common stock reserved for issuance under the 2014 Employee Stock Purchase Plan pursuant to the amendment approved by the Registrant's stockholders on June 11, 2025.